Dividends - Summary of dividends paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [Line Items]
Dividends paid during the year	$ 10,334	$ 5,356	$ 4,250
Dividends per share: paid during the year	$ 6.35	$ 3.07	$ 2.35
Final Dividends [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year	2.310	1.800	1.800
Special Dividends [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year	$ 0.000	$ 2.430	$ 0.000
Rio Tinto plc [Member] | Final Dividends [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend paid	$ 2,245	$ 2,446	$ 1,725
Interim dividend paid	1,930	1,666	1,530
Rio Tinto plc [Member] | Special Dividends [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend paid	3,032	0	0
Interim dividend paid	780	0	0
Rio Tinto Limited [Member] | Final Dividends [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend paid	666	731	523
Interim dividend paid	556	513	472
Rio Tinto Limited [Member] | Special Dividends [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend paid	900	0	0
Interim dividend paid	$ 225	$ 0	$ 0